Unaudited Interim Condensed Consolidated Income Statements shares in Millions, $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2019 MXN ($) $ / shares shares	Sep. 30, 2018 MXN ($) $ / shares shares
Income Statement [Abstract]
Net sales	$ 7,120	$ 140,571	$ 130,252
Other operating revenues	98	1,933	325
Total revenues	7,218	142,504	130,577
Cost of goods sold	3,952	78,030	70,427
Gross profit	3,266	64,474	60,150
Administrative expenses	328	6,485	5,942
Selling expenses	1,923	37,944	36,283
Other income	64	1,261	407
Other expenses	113	2,230	1,244
Interest expense	265	5,235	5,461
Interest income	46	907	702
Foreign exchange loss (gain), net	8	166	(52)
Monetary position gain, net	(4)	(78)	(117)
Market value loss on financial instruments	8	150	246
Income before income taxes from continuing operations and share of profit in equity accounted investees	735	14,510	12,252
Income taxes	200	3,953	3,773
Share in the loss of equity accounted investees, net of tax	(5)	(95)	(161)
Net income from continuing operations	530	10,462	8,318
Net income from discontinued operations			576
Consolidated Net income	530	10,462	8,894
Attributable to:
Controlling interest from continuing operations	511	10,095	7,877
Controlling interest from discontinued operations			324
Non-controlling interest from continuing operations	19	367	441
Non-controlling interest from discontinued operations			252
CONSOLIDATED NET INCOME	$ 530	$ 10,462	$ 8,894
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Basic earnings per share from continuing operations | (per share)	$ 0.03	$ 0.60	$ 0.47
Basic earnings per share from discontinued operations | $ / shares			0.02
Diluted earnings per share from continuing operations | (per share)	$ 0.03	$ 0.60	0.47
Diluted earnings per share from discontinued operations | $ / shares			$ 0.02
Shares | shares	16,807	16,807	16,807